LEASING - Financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expenses:
Financial expenses arising from lease liabilities regarding right-of-use assets	$ 2.4	$ 2.3	$ 1.8
Other financial expenses	39.5	37.0	38.8
Total	$ 41.9	$ 39.3	$ 40.6